Investment accounted for using equity method - Movement in investments in associates (Details) - V-Click Technology Company Limited $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Investment accounted for using equity method
Business combination - merger transaction (Note 5.1)	$ 140
Share of losses	(50)
Balance at the end of year	$ 90